Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,695)	$ (3,624)	$ (14,531)	$ (10,728)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock based compensation and Shares issued for services	283	537	1,697	2,745
Equity losses in non-consolidated entity	9	15	52	2
Interest	3	3
Available for sale securities				3
Loan to Cuentas SDI LLC that was not repaid			100
Credit losses			157
Interest expense and Debt discount amortization			12	90
Gain from Change in on fair value of stock-based liabilities	1		(3)	(61)
Depreciation and amortization expense	2	453	3	2
Impairment of intangible assets			3,600
Amortization of intangible assets	2	453	1,810	1,809
Changes in Operating Assets and Liabilities:
Accounts receivable	(13)	(81)	(274)	(11)
Other current assets	(38)	(30)	148	(150)
Accounts payable	(7)	727	421	(1,544)
Related Parties, net	(88)			44
Other Accounts liabilities	94	(137)	445	(1,562)
Deferred revenue	(4)	(88)	(570)	31
Net Cash Used by Operating Activities	(1,453)	(2,225)	(8,137)	(9,330)
Cash Flows from Operating Activities:
Investment in non-consolidated entity		(40)	(657)	(40)
Purchase of equipment		(7)	(7)
Purchase of Intangible Asset				(47)
Net Cash used for Investing Activities		(47)	(664)	(87)
Cash Flows from Financing Activities:
Proceeds from (Repayments of) short term loans				(730)
Proceeds from (Repayment of) Loans from Related parties				(355)
Treasury stock	(4)		(29)
Proceeds from issuance of warrants				4
Proceeds from issuance of common stock due to exercise of warrants			2,689	6,264
Proceeds from issuance of common stock, net of issuance expense	4,319			10,614
Net Cash Provided by Financing Activities	4,315		2,660	15,797
Net Increase (Decrease) in Cash	2,862	(2,272)	(6,141)	6,380
Cash at Beginning of Period	466	6,607	6,607	227
Cash at End of Period	3,328	4,335	466	6,607
Supplemental disclosure of non-cash financing activities
Issuance of Shares of Common due to acquisition of an asset	$ 700
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash financing activities
Common Stock issued for conversion of convertible note				81
Investment in non-consolidated entity in non-consolidated entity against accounts receivables			233
Issuance fee in connection with of common stock due to exercise of warrants				$ 499